Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Committee determines the Plan’s valuation policies utilizing information provided by its investment advisors and trustees. See Note 3, “Fair Value Measurement,” for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, and the participant has reached a distributable event, the participant loan balance is reduced, and a benefit payment is recorded.

Administrative Expenses

Administrative expenses, investment consulting, legal, and audit fees incurred by the Plan are paid from the assets of the Plan. Fees related to administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses.